Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Disclosure of Transactions between Related Parties
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories prescribed by IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2023	2022	2021
Short-term employee benefits	5,592	4,748	5,162
Post-employment benefits	608	519	474
Share based payment transactions	4,380	4,712	1,351
Total	10,580	9,979	6,987

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2023	2022	2021
Monitoring fee	—	—	(95)
Directors fee	245	255	278
Reimbursements	—	—	16
Total	245	255	199

(EUR thousand)		As of March 31
Liabilities to related parties	Note	2023	2022
Liabilities to key management personnel:
Post employment benefit liability		196	638
Liabilities to shareholders:
Loans and borrowings	25	61,324	—
Warrant liability		4,129	4,512
Closing balance for the year		65,649	5,150